Supplement to the
Fidelity Freedom Funds®
May 30, 2006
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Freedom Fund and modify the selection of underlying Fidelity funds for any Freedom Fund from time to time. Fidelity 100 Index Fund and Fidelity Small Cap Opportunities Fund have been added to the selection of underlying domestic equity Fidelity funds, Fidelity Total Bond Fund has been added to the selection of underlying investment-grade fixed-income Fidelity funds, and Money Market Portfolio: Class I has been added to the selection of underlying short-term Fidelity funds in which a Freedom Fund may invest. In connection with these additions, each Freedom Fund is expected to decrease its investment in certain underlying funds, including Fidelity Growth & Income Fund, Fidelity Small Cap Independence Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, and Retirement Money Market Portfolio.

The following disclosure replaces the similar disclosure found in the "Investment Summary" section for Freedom 2045 Fund and Freedom 2050 Fund under the heading "Principal Investment Strategies" on pages 20 and 22.

  Using a target asset allocation as of inception of approximately:

  Using a target asset allocation as of inception of approximately:

FF-07-02 March 28, 2007
1.708110.138

The following disclosure replaces the similar disclosure for Freedom 2045 Fund and Freedom 2050 Fund found in the "Fee Table" section on page 35.

	Combined total expense ratio after expense reimbursements and expense reductions for the underlying Fidelity funds	Combined total expense ratio before expense reimbursements and expense reductions for the underlying Fidelity funds
Freedom 2045	0.79%A	0.82%A
Freedom 2050	0.79%A	0.83%A

A Estimated

The following disclosure corrects the similar disclosure for Freedom 2045 Fund and Freedom 2050 Fund found in the "Fee Table" section on page 37.

Freedom 2045	1 year	$ 84
	3 years	$ 262
Freedom 2050	1 year	$ 85
	3 years	$ 265

The following disclosure corrects the similar disclosure for Freedom 2045 Fund and Freedom 2050 Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies" in the table on page 40.

Fund Categories	Freedom 2045	Freedom 2050
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Funds
Fidelity Government Income Fund	0.4%	0.0%
Fidelity Intermediate Bond Fund	0.3%	0.0%
Fidelity Investment Grade Bond Fund	0.5%	0.0%
Fidelity Strategic Real Return Fund	0.1%	0.0%
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0%	5.0%
Fidelity High Income Fund	5.0%	5.0%

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 42.

Fidelity 100 Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode Capital Management, LLC (Geode®) normally invests at least 80% of the fund's assets in common stocks included in the S&P 100®. The S&P 100, a subset of the S&P 500, is composed of 100 leading U.S. stocks with exchange-listed options. The stocks in the S&P 100 are generally among the largest and most established companies in the S&P 500, sometimes referred to as mega cap stocks.

The fund may not always hold all of the same securities as the S&P 100. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 100. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Small Cap Opportunities Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The fund's portfolio manager allocates the fund's assets across different market sectors. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The portfolio manager generally uses other Fidelity managers to handle investments within each market sector, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's portfolio manager, or through central funds, which are specialized investment vehicles designed to be used by Fidelity funds.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Investment-Grade Fixed-Income Funds" beginning on page 52.

Total Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities. FMR allocates the fund's assets across investment-grade, high yield, and emerging market debt securities. FMR may invest up to 20% of the fund's assets in high yield and emerging market debt securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR uses an index as a guide in allocating the fund's assets across the investment-grade, high yield, and emerging market asset classes. FMR manages the fund to have similar overall interest rate risk to the index. As of August 31, 2006, FMR was using the Lehman Brothers Aggregate Bond Index in allocating assets and managing the fund's investments. As of August 31, 2006, the index was composed of approximately 94% investment-grade, 4% high yield, and 2% emerging market debt securities. As of August 31, 2006, the fund's dollar-weighted average maturity was approximately 6.0 years and the index's dollar-weighted average maturity was approximately 7.3 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets among different asset classes using the composition of the index as a guide, and among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page 58.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Supplement to the
Fidelity Freedom Funds®
May 30, 2006
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Freedom Fund and modify the selection of underlying Fidelity funds for any Freedom Fund from time to time. Fidelity 100 Index Fund and Fidelity Small Cap Opportunities Fund have been added to the selection of underlying domestic equity Fidelity funds, Fidelity Total Bond Fund has been added to the selection of underlying investment-grade fixed-income Fidelity funds, and Money Market Portfolio: Class I has been added to the selection of underlying short-term Fidelity funds in which a Freedom Fund may invest. In connection with these additions, each Freedom Fund is expected to decrease its investment in certain underlying funds, including Fidelity Growth & Income Fund, Fidelity Small Cap Independence Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, and Retirement Money Market Portfolio.

The following disclosure replaces the similar disclosure found in the "Investment Summary" section for Freedom 2045 Fund and Freedom 2050 Fund under the heading "Principal Investment Strategies" on pages P-11 and P-12.

  Using a target asset allocation as of inception of approximately:

  Using a target asset allocation as of inception of approximately:

The following disclosure replaces the similar disclosure for Freedom 2045 Fund and Freedom 2050 Fund found in the "Fee Table" section on page P-21.

	Combined total expense ratio after expense reimbursements and expense reductions for the underlying Fidelity funds	Combined total expense ratio before expense reimbursements and expense reductions for the underlying Fidelity funds
Freedom 2045	0.79%A	0.82%A
Freedom 2050	0.79%A	0.83%A

A Estimated

The following disclosure corrects the similar disclosure for Freedom 2045 Fund and Freedom 2050 Fund found in the "Fee Table" section on page P-22.

Freedom 2045	1 year	$ 84
	3 years	$ 262
Freedom 2050	1 year	$ 85
	3 years	$ 265

The following disclosure corrects the similar disclosure for Freedom 2045 Fund and Freedom 2050 Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies" in the table on page P-24.

Fund Categories	Freedom 2045	Freedom 2050
FIXED-INCOME FUNDS Investment-Grade Fixed-Income Funds
Fidelity Government Income Fund	0.4%	0.0%
Fidelity Intermediate Bond Fund	0.3%	0.0%
Fidelity Investment Grade Bond Fund	0.5%	0.0%
Fidelity Strategic Real Return Fund	0.1%	0.0%
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0%	5.0%
Fidelity High Income Fund	5.0%	5.0%

FF-07-02L March 28, 2007
1.808379.108

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page P-25.

Fidelity 100 Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode Capital Management, LLC (Geode®) normally invests at least 80% of the fund's assets in common stocks included in the S&P 100®. The S&P 100, a subset of the S&P 500, is composed of 100 leading U.S. stocks with exchange-listed options. The stocks in the S&P 100 are generally among the largest and most established companies in the S&P 500, sometimes referred to as mega cap stocks.

The fund may not always hold all of the same securities as the S&P 100. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 100. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Small Cap Opportunities Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The fund's portfolio manager allocates the fund's assets across different market sectors. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The portfolio manager generally uses other Fidelity managers to handle investments within each market sector, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's portfolio manager, or through central funds, which are specialized investment vehicles designed to be used by Fidelity funds.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Investment-Grade Fixed-Income Funds" beginning on page P-30.

Total Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities. FMR allocates the fund's assets across investment-grade, high yield, and emerging market debt securities. FMR may invest up to 20% of the fund's assets in high yield and emerging market debt securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR uses an index as a guide in allocating the fund's assets across the investment-grade, high yield, and emerging market asset classes. FMR manages the fund to have similar overall interest rate risk to the index. As of August 31, 2006, FMR was using the Lehman Brothers Aggregate Bond Index in allocating assets and managing the fund's investments. As of August 31, 2006, the index was composed of approximately 94% investment-grade, 4% high yield, and 2% emerging market debt securities. As of August 31, 2006, the fund's dollar-weighted average maturity was approximately 6.0 years and the index's dollar-weighted average maturity was approximately 7.3 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets among different asset classes using the composition of the index as a guide, and among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page P-33.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2006
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Advisor Freedom Fund from time to time. Fidelity 100 Index Fund and Fidelity Small Cap Opportunities Fund have been added to the selection of underlying domestic equity Fidelity funds, Fidelity Total Bond Fund has been added to the selection of underlying investment-grade fixed-income Fidelity funds, and Money Market Portfolio: Class I has been added to the selection of underlying short-term Fidelity funds in which an Advisor Freedom Fund may invest. In connection with these additions, each Advisor Freedom Fund is expected to decrease its investment in certain underlying funds, including Advisor Intermediate Bond Fund and Cash Reserves.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 37.

Fidelity 100 Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode Capital Management, LLC (Geode®) normally invests at least 80% of the fund's assets in common stocks included in the S&P 100®. The S&P 100, a subset of the Standard & Poor's 500SM  Index (S&P 500®), is composed of 100 leading U.S. stocks with exchange-listed options. The stocks in the S&P 100 are generally among the largest and most established companies in the S&P 500, sometimes referred to as mega cap stocks.

The fund may not always hold all of the same securities as the S&P 100. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 100. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

AFF-07-02 March 28, 2007
1.790697.110

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Small Cap Opportunities Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The fund's portfolio manager allocates the fund's assets across different market sectors. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The portfolio manager generally uses other Fidelity managers to handle investments within each market sector, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's portfolio manager, or through central funds, which are specialized investment vehicles designed to be used by Fidelity funds.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Investment-Grade Fixed-Income Funds" beginning on page 42.

Total Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities. FMR allocates the fund's assets across investment-grade, high yield, and emerging market debt securities. FMR may invest up to 20% of the fund's assets in high yield and emerging market debt securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR uses an index as a guide in allocating the fund's assets across the investment-grade, high yield, and emerging market asset classes. FMR manages the fund to have similar overall interest rate risk to the index. As of August 31, 2006, FMR was using the Lehman Brothers Aggregate Bond Index in allocating assets and managing the fund's investments. As of August 31, 2006, the index was composed of approximately 94% investment-grade, 4% high yield, and 2% emerging market debt securities. As of August 31, 2006, the fund's dollar-weighted average maturity was approximately 6.0 years and the index's dollar-weighted average maturity was approximately 7.3 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets among different asset classes using the composition of the index as a guide, and among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page 46.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Supplement to the
Fidelity Advisor Freedom FundsSM
Institutional Class
May 30, 2006
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Advisor Freedom Fund from time to time. Fidelity 100 Index Fund and Fidelity Small Cap Opportunities Fund have been added to the selection of underlying domestic equity Fidelity funds, Fidelity Total Bond Fund has been added to the selection of underlying investment-grade fixed-income Fidelity funds, and Money Market Portfolio: Class I has been added to the selection of underlying short-term Fidelity funds in which an Advisor Freedom Fund may invest. In connection with these additions, each Advisor Freedom Fund is expected to decrease its investment in certain underlying funds, including Advisor Intermediate Bond Fund and Cash Reserves.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 34.

Fidelity 100 Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode Capital Management, LLC (Geode®) normally invests at least 80% of the fund's assets in common stocks included in the S&P 100®. The S&P 100, a subset of the Standard & Poor's 500SM  Index (S&P 500®), is composed of 100 leading U.S. stocks with exchange-listed options. The stocks in the S&P 100 are generally among the largest and most established companies in the S&P 500, sometimes referred to as mega cap stocks.

The fund may not always hold all of the same securities as the S&P 100. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 100. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

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In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Small Cap Opportunities Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, FMR generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The fund's portfolio manager allocates the fund's assets across different market sectors. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The portfolio manager generally uses other Fidelity managers to handle investments within each market sector, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's portfolio manager, or through central funds, which are specialized investment vehicles designed to be used by Fidelity funds.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Investment-Grade Fixed-Income Funds" beginning on page 39.

Total Bond Fund seeks a high level of current income.

FMR normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities. FMR allocates the fund's assets across investment-grade, high yield, and emerging market debt securities. FMR may invest up to 20% of the fund's assets in high yield and emerging market debt securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR uses an index as a guide in allocating the fund's assets across the investment-grade, high yield, and emerging market asset classes. FMR manages the fund to have similar overall interest rate risk to the index. As of August 31, 2006, FMR was using the Lehman Brothers Aggregate Bond Index in allocating assets and managing the fund's investments. As of August 31, 2006, the index was composed of approximately 94% investment-grade, 4% high yield, and 2% emerging market debt securities. As of August 31, 2006, the fund's dollar-weighted average maturity was approximately 6.0 years and the index's dollar-weighted average maturity was approximately 7.3 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets among different asset classes using the composition of the index as a guide, and among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer. In selecting foreign securities, FMR's analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

To earn additional income for the fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases transaction costs and may increase taxable gains.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page 43.

Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

FMR invests the fund's assets in the highest-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund. Securities are "highest-quality" if rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by FMR.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.